Servicing (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 6 - Servicing (Details) [Line Items]
Unpaid Principal Balance of Loans Serviced for Others (in Dollars)	171,255,000	176,855,000
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Incremental Increase Based On Loan Count (in Dollars)	1
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Prepayment Factor	195	164	398
Inflation Rate [Member]
Note 6 - Servicing (Details) [Line Items]
Servicing Assets and Servicing Liabilities at Fair Value, Assumptions Used to Estimate Fair Value, Discount Rate	3.00%
Earnings Rate [Member]
Note 6 - Servicing (Details) [Line Items]
Servicing Assets and Servicing Liabilities at Fair Value, Assumptions Used to Estimate Fair Value, Discount Rate	0.25%	0.25%	1.00%
Minimum [Member]
Note 6 - Servicing (Details) [Line Items]
Servicing Assets and Servicing Liabilities at Fair Value, Assumptions Used to Estimate Fair Value, Discount Rate	8.00%
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Servicing Costs (in Dollars)	40
Maximum [Member]
Note 6 - Servicing (Details) [Line Items]
Servicing Assets and Servicing Liabilities at Fair Value, Assumptions Used to Estimate Fair Value, Discount Rate	10.00%
Servicing Assets And Servicing Liabilities At Fair Value Assumptions Used To Estimate Fair Value Servicing Costs (in Dollars)	55